Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 30, 2021
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2021
Document Effective Date	Jul. 30, 2021
Prospectus Date	Nov. 27, 2020
Class A & Y Prospectus | PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
Class A & Y Prospectus | PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class P Prospectus | PACE® Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
Class P Prospectus | PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX